ADVANCES, NON-CONVERTIBLE NOTES PAYABLE AND PPP NOTE PAYABLE (Details Narrative) - USD ($)												1 Months Ended		2 Months Ended				12 Months Ended
	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Oct. 26, 2021	Oct. 01, 2021	Sep. 23, 2021	Jun. 04, 2021	Jun. 02, 2021	Dec. 15, 2020	Dec. 15, 2020	May 04, 2020	Nov. 30, 2021	Nov. 30, 2021	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Nov. 30, 2021	Oct. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 05, 2021	Oct. 04, 2021	Dec. 30, 2020	Apr. 17, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from non interest bearing advances																			$ 70,452	$ 3,696
Forgiveness of advances																			0	250,000
Repayment of debt																			61,639
[custom:RepaymentOfAdvancesFromDebt]																				3,009
Proceeds from advances from related parties																			122,865
Advances																			97,000	88,187
Acured interest																			4,000	0
Cash acquired from acquisition																			141,027
Repayment of non-convertible notes payable																			5,629,455	39,641
Debt Instrument, Periodic Payment, Principal										$ 64,143
Debt maturity date										Jun. 15, 2021
Debt Instrument, Interest Rate, Stated Percentage									12.00%	12.00%
Non-convertible notes payable																			24,711	60,000
Interest Expense																			10,561,789	5,139,321
Additional proceeds									$ 64,143
Legal Fee																			395,901	684,422
Long term debt																			25,000
Unamortized debt discount																			31,225,497	0			$ 133,608
Non-Convertible Notes Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from non-convertible notes payable																			1,465,053	82,911
Loans eliminated																				1,515,778
Repayment of non-convertible notes payable																			5,629,455	39,641
Non convertible notes payable assumed																			150,167
Debt instrument face amount																								$ 23,500
Interest payable																								17,281
Debt Instrument, Periodic Payment, Principal								$ 79,000			$ 50,000
Debt Instrument, Periodic Payment, Interest								63,055			466
Gain on forgiveness of debt								$ 142,055			50,466
Proceeds from pay check protection program loan											$ 50,000
Debt maturity date											May 04, 2022
Debt Instrument, Interest Rate, Stated Percentage											1.00%
Non-Convertible Notes Payable [Member] | Empire Services Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Repayments of non convertible payable																			5,479,288
Non-Convertible Notes Payable [Member] | Sheppard Mullin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Non convertible notes payable outstanding																			60,000
New Non Convertible Notes Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount																								$ 79,000
Gain on loss on settlement of debt																				38,219
Paycheck Protection Program Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount																			0	50,000
Interest payable																			0	330
Empire Services [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payment for debt settlement																			25,000
Empire Services [Member] | Secured Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	$ 56,820
Debt instrument face amount																						$ 764,464
Debt maturity date					Aug. 05, 2022
Debt Instrument, Interest Rate, Stated Percentage					10.495%
Debt carrying balance																					$ 707,644
Accrued interest and penalties					$ 30,330
Debt Instrument, Periodic Payment																	37,800
Payment for settlement of debt			$ 730,347
Debt Securities, Realized Gain (Loss)			34,117
Empire Services [Member] | Secured Promissory Note One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	74,113
Debt instrument face amount																					$ 524,381
Debt Instrument, Interest Rate, Stated Percentage																					10.495%
Debt carrying balance					450,268
Accrued interest and penalties					7,896
Debt Instrument, Periodic Payment					9,070
Payment for settlement of debt			507,880
Debt Securities, Realized Gain (Loss)			16,501
Empire Services [Member] | Secured Promissory Note Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount					$ 1,223,530
Debt maturity date					Dec. 30, 2023
Debt Instrument, Interest Rate, Stated Percentage					4.75%
Debt Instrument, Periodic Payment																	48,000
Payment for settlement of debt			1,292,024
Debt Securities, Realized Gain (Loss)			69,968
Interest Expense																	11,907
Empire Services [Member] | Secured Demand Promissory Note [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount					$ 888,555
Debt maturity date					Jan. 30, 2024
Debt Instrument, Interest Rate, Stated Percentage					4.75%
Debt Instrument, Periodic Payment																	23,000
Payment for settlement of debt												$ 996,554
Interest Expense																	2,146
Additional proceeds				$ 108,000
Empire Services [Member] | Economic Injury Disaster Loan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount					$ 500,000
Interest payable					$ 12,501
Debt Instrument, Periodic Payment, Interest																	4,874
Debt maturity date					Apr. 19, 2040
Debt Instrument, Interest Rate, Stated Percentage					3.75%
Payment for settlement of debt													$ 512,838
Interest Expense																	5,211
Empire Services [Member] | Secured Promissory Note Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	38,158
Debt instrument face amount					$ 258,815
Debt maturity date					Sep. 12, 2024
Debt Instrument, Interest Rate, Stated Percentage					10.495%
Debt carrying balance					$ 220,657
Accrued interest and penalties					4,897
Debt Instrument, Periodic Payment																	6,995
Payment for settlement of debt			234,914
Debt Securities, Realized Gain (Loss)			23,901
Empire Services [Member] | Secured Promissory Note Four [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	24,898
Debt instrument face amount					$ 213,080
Debt maturity date					Nov. 05, 2023
Debt Instrument, Interest Rate, Stated Percentage					10.015%
Debt carrying balance					$ 188,812
Accrued interest and penalties					4,186
Debt Instrument, Periodic Payment																	7,610
Payment for settlement of debt			195,896
Debt Securities, Realized Gain (Loss)			17,184
Empire Services [Member] | Paycheck Protection Program [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument face amount					543,000
Debt Instrument, Periodic Payment, Principal		$ 543,275
Debt Instrument, Periodic Payment, Interest		3,915			$ 2,902
Gain on forgiveness of debt		$ 547,190
Debt maturity date					Mar. 16, 2023
Debt Instrument, Interest Rate, Stated Percentage					1.00%
Debt Instrument, Periodic Payment															$ 1,012
Empire Services [Member] | Secured Promissory Note Five [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	61,799
Debt instrument face amount					$ 493,000
Debt maturity date					Jun. 21, 2024
Debt Instrument, Interest Rate, Stated Percentage					10.015%
Debt carrying balance					$ 431,201
Accrued interest and penalties					7,896
Debt Instrument, Periodic Payment																	14,500
Payment for settlement of debt			460,453
Debt Securities, Realized Gain (Loss)			32,547
Empire Services [Member] | Secured Promissory Note Six [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																$ 23,982
Debt instrument face amount					$ 196,875
Debt maturity date					Jun. 21, 2024
Debt Instrument, Interest Rate, Stated Percentage					10.015%
Debt carrying balance					$ 172,893
Accrued interest and penalties					844
Debt Instrument, Periodic Payment																$ 5,625
Payment for settlement of debt			186,087
Debt Securities, Realized Gain (Loss)			10,788
Empire Services [Member] | Secured Promissory Note Seven [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	34,364
Debt instrument face amount					$ 257,400
Debt maturity date					Aug. 23, 2024
Debt Instrument, Interest Rate, Stated Percentage					10.015%
Debt carrying balance					$ 223,036
Accrued interest and penalties					358
Debt Instrument, Periodic Payment																	7,150
Payment for settlement of debt			239,608
Debt Securities, Realized Gain (Loss)			17,792
Empire Services [Member] | Secured Promissory Note Eight [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amortization of debt discount																	$ 19,560
Debt instrument face amount					$ 154,980
Debt maturity date					Sep. 07, 2024
Debt Instrument, Interest Rate, Stated Percentage					10.015%
Debt carrying balance					$ 135,420
Accrued interest and penalties					215
Payment for settlement of debt			135,523
Debt Securities, Realized Gain (Loss)			$ 19,457
Chief Information Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from advances from related parties																			2,957	6,144
Liable For Merchant [Member] | Empire Services [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Repayment of debt																			4,104,334
Cash acquired from acquisition																		$ 4,975,940
Advances					$ 4,072,799
Amortization of debt discount														$ 903,141
Settlement of debt	$ 871,606
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Repayment of debt																			24,647	20,520
Proceeds from advances from related parties																			59,103	0
Chief Executive Officer [Member] | Non-Convertible Notes Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Repayment of debt																			24,647	20,520
Proceeds from advances from related parties																			59,103	$ 0
One Of The Holder [Member] | Non-Convertible Notes Payable [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Gain on loss on settlement of debt												$ 100,000
Non-convertible notes payable							$ 60,000
Non-convertible notes payable descripition							the due date of the note from June 26, 2022 to June 24, 2023
Sheppard Mullin Richler and Hampton [Member] | Resolution agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt carrying balance																			192,187
Legal Fee						$ 459,250.88
Contingency term						Under the terms of the Resolution Agreement, which the Company has classified as a non-convertible note, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 to March 2022 monthly payments
Long term debt																			70,000
Unamortized debt discount																			$ 12,013